Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue
Oil and gas revenue	$ 1,497,973	$ 1,013,255	$ 2,511,598	$ 1,957,817
Cost and expenses
Production	735,087	601,633	1,357,405	1,234,134
Depletion	82,324	124,612	148,873	233,713
Depreciation	32,796	6,801	43,976	13,808
Accretion of asset retirement obligation	(141,923)	22,954	82,905	45,827
Investor relations	183,700	639,425	360,102	723,574
Stock-based compensation		124,391	84,721	161,291
General and administrative	1,222,650	547,179	2,334,550	1,030,803
Total expenses	2,114,634	2,066,995	4,412,532	3,443,150
Loss before other income (expenses)	(616,661)	(1,053,740)	(1,900,934)	(1,485,333)
Other income (expense)
Interest income	15,444	8,956	35,075	10,930
Interest expense	(6,903)	(29,067)	(28,308)	(73,755)
Finance cost	(2,936)	(38,083)	(29,448)	(49,382)
Foreign exchange gain	449,745	65,527	328,620	(918)
Other income				(36)
Change in fair value of derivative liability	207,603	3,032,128	(361,170)	(5,698,468)
Gain (loss) on debt settlement	(46)	(73,560)	71,236	(145,665)
Total other income (expense)	662,907	2,965,901	16,005	(5,957,294)
Net income (loss)	46,246	1,912,161	(1,884,929)	(7,442,627)
Other comprehensive income (loss)
Foreign currency translation	(869,604)	(103,227)	(724,886)	(185,844)
Comprehensive income (loss)	$ (823,358)	$ 1,808,934	$ (2,609,815)	$ (7,628,471)
Loss per share – Basic and diluted	$ 0.00	$ 0.01	$ (0.01)	$ (0.05)
Weighted average shares outstanding – Basic and diluted	296,789,008	189,512,490	248,633,296	142,003,395